Variable Interest Entity (Details) - CNY (¥)	May 01, 2023	Dec. 20, 2022	Jan. 22, 2022
Liquor Alliance [Member]
Variable Interest Entity [Line Items]
Equity interest amount	¥ 1	¥ 1	¥ 1